Stock Option and Purchase Plans (Details 1) (Restricted stock, USD $)	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Restricted stock
Summary of restricted stock activity under our stock incentive plan
Nonvested, Shares Beginning Balance	49,400	38,900	27,500
Granted, Shares	24,150	20,000	20,000
Vested, Shares	(10,400)	(9,300)	(8,600)
Nonvested, Shares Ending Balance	61,250	49,400	38,900
Forfeited, Shares	(1,900)	(200)
Nonvested, Weighted Average Grant Date Fair Value Beginning Balance	$ 20.45	$ 21.19	$ 29.90
Granted, Weighted Average Grant Date Fair Value	$ 23.69	$ 23.01	$ 20.66
Vested, Weighted Average Grant Date Fair Value	$ 15.44	$ 29.00	$ 47.78
Nonvested, Weighted Average Grant Date Fair Value Ending Balance	$ 22.42	$ 20.45	$ 21.19
Forfeited, Weighted Average Grant Date Fair Value	$ 25.49	$ 23.01